INTEREST-BEARING LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
INTEREST-BEARING LIABILITIES
Summary of interest bearing liabilities

In millions	Consolidated statement of financial position value June 30, 2024	Nominal interest rates
Loans from financial institutions	$2,018.9	Long term 6.75% - 8.58% Short term 8.58%
Lease liabilities	431.5	5.56%
Other interest-bearing liabilities	26.7	5.53%
Total	$2,477.1

In millions	Consolidated statement of financial position value December 31, 2023	Nominal interest rates
Loans from financial institutions	$2,154.4	Long term 7.65%, Short term 6.68% - 8.10%
Loans from related parties	4,077.0	5.68%, 8.20%
Lease liabilities	339.8	5.24%
Other interest-bearing liabilities	90.0	7.86%
Total	$6,661.2